Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Corporate Bonds– 13.4%
Banking – 1.0%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	$910,000	$1,144,325
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	412,000	531,480
		1,675,805
Capital Goods – 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
6.0000%, 2/15/25 (144A)	613,000	631,697
Communications – 5.4%
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	500,000	509,600
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.2000%, 3/15/28	1,000,000	1,102,286
Crown Castle International Corp, 3.8000%, 2/15/28	1,000,000	1,089,383
CSC Holdings LLC, 5.7500%, 1/15/30 (144A)	1,000,000	1,053,245
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	1,000,000	1,081,250
T-Mobile USA Inc, 3.8750%, 4/15/30 (144A)	925,000	1,003,958
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	1,000,000	998,750
Vodafone Group PLC, 4.3750%, 5/30/28	1,000,000	1,148,433
Ziggo BV, 4.8750%, 1/15/30 (144A)	1,000,000	1,022,135
		9,009,040
Consumer Cyclical – 0.5%
Service Corp International/US, 5.1250%, 6/1/29	800,000	858,560
Consumer Non-Cyclical – 4.4%
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	1,500,000	1,752,822
Aramark Services Inc, 4.7500%, 6/1/26	191,000	196,348
Constellation Brands Inc, 3.1500%, 8/1/29	600,000	628,456
Elanco Animal Health Inc, 5.9000%, 8/28/28	670,000	759,613
HCA Inc, 5.2500%, 6/15/26	1,000,000	1,149,358
Sysco Corp, 5.9500%, 4/1/30	750,000	937,183
Tesco PLC, 6.1500%, 11/15/37 (144A)	1,500,000	1,892,875
		7,316,655
Real Estate Investment Trusts (REITs) – 0.7%
Digital Realty Trust LP, 3.6000%, 7/1/29	1,000,000	1,074,520
Technology – 1.0%
VMware Inc, 4.6500%, 5/15/27	1,100,000	1,246,866
VMware Inc, 3.9000%, 8/21/27	353,000	385,411
		1,632,277
Total Corporate Bonds (cost $20,766,221)		22,198,554
Common Stocks– 82.4%
Auto Components – 0.1%
Faurecia SE*	2,132	113,274
Automobiles – 2.3%
Daimler AG	17,418	1,552,447
Stellantis NV	125,207	2,214,588
		3,767,035
Banks – 2.3%
BAWAG Group AG (144A)*	34,950	1,804,855
ING Groep NV	166,876	2,041,311
		3,846,166
Beverages – 2.7%
Coca-Cola Co	38,886	2,049,681
Coca-Cola Femsa SAB de CV (ADR)	14,909	688,796
PepsiCo Inc	11,809	1,670,383
		4,408,860
Biotechnology – 0.9%
AbbVie Inc	13,023	1,409,349
Capital Markets – 3.3%
CME Group Inc	9,597	1,959,995
UBS Group AG	224,614	3,478,546
		5,438,541
Chemicals – 0.4%
Air Products & Chemicals Inc	2,617	736,267
Communications Equipment – 2.5%
Cisco Systems Inc	81,590	4,219,019
Containers & Packaging – 1.9%
Amcor PLC	137,868	1,611,285
SIG Combibloc Group AG*	66,685	1,542,576
		3,153,861

Shares or Principal Amounts		Value
Common Stocks– (continued)
Diversified Telecommunication Services – 2.2%
Telenor ASA	131,759	$2,319,457
TELUS Corp	68,543	1,365,405
		3,684,862
Electric Utilities – 2.7%
Enel SpA	238,554	2,375,722
Iberdrola SA	167,808	2,161,526
		4,537,248
Electrical Equipment – 3.3%
ABB Ltd	62,273	1,882,028
nVent Electric PLC	50,063	1,397,258
Schneider Electric SE	14,206	2,169,688
		5,448,974
Electronic Equipment, Instruments & Components – 1.0%
Corning Inc	39,742	1,729,174
Entertainment – 0.8%
Vivendi SA	39,472	1,295,970
Equity Real Estate Investment Trusts (REITs) – 0.9%
Crown Castle International Corp	8,763	1,508,375
Food Products – 3.1%
Mondelez International Inc	28,072	1,643,054
Nestle SA (REG)	32,099	3,578,104
		5,221,158
Health Care Equipment & Supplies – 1.9%
Medtronic PLC	26,056	3,077,995
Hotels, Restaurants & Leisure – 2.3%
GVC Holdings PLC*	97,786	2,046,082
McDonald's Corp	7,587	1,700,550
		3,746,632
Household Durables – 1.3%
Panasonic Corp	169,500	2,179,417
Industrial Conglomerates – 1.1%
Honeywell International Inc	8,246	1,789,959
Insurance – 7.7%
Allianz SE	8,362	2,128,226
Direct Line Insurance Group PLC	191,262	825,969
Manulife Financial Corp	92,401	1,987,743
Swiss Re AG	28,828	2,835,821
Zurich Insurance Group AG	11,629	4,964,168
		12,741,927
Machinery – 3.3%
SKF AB	65,947	1,874,919
Volvo AB*	139,109	3,519,952
		5,394,871
Metals & Mining – 2.5%
Anglo American PLC	65,092	2,550,367
Rio Tinto PLC	21,496	1,644,467
		4,194,834
Multi-Utilities – 3.0%
Dominion Energy Inc	16,362	1,242,858
DTE Energy Co	12,266	1,633,095
National Grid PLC	98,598	1,174,239
Sempra Energy	7,511	995,808
		5,046,000
Oil, Gas & Consumable Fuels – 3.9%
Repsol SA	95,101	1,177,597
Royal Dutch Shell PLC	132,784	2,615,789
Total SE	58,995	2,751,523
		6,544,909
Paper & Forest Products – 2.1%
UPM-Kymmene Oyj	97,695	3,508,868
Personal Products – 1.5%
Unilever PLC	45,850	2,558,065
Pharmaceuticals – 8.5%
Bristol-Myers Squibb Co	40,195	2,537,510
Merck & Co Inc	28,675	2,210,556
Novartis AG	16,360	1,398,304
Novo Nordisk A/S	19,375	1,312,775
Pfizer Inc	66,377	2,404,839
Roche Holding AG	4,281	1,383,737
Sanofi	28,998	2,864,743
		14,112,464
Professional Services – 1.4%
RELX PLC	95,440	2,397,163

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment – 4.7%
Broadcom Inc	4,175	$1,935,780
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	34,327	4,060,198
Texas Instruments Inc	9,859	1,863,252
		7,859,230
Software – 3.4%
Microsoft Corp	23,924	5,640,561
Textiles, Apparel & Luxury Goods – 1.8%
Burberry Group PLC*	57,290	1,499,215
VF Corp	17,556	1,403,076
		2,902,291
Tobacco – 0.8%
Imperial Brands PLC	66,809	1,373,973
Wireless Telecommunication Services – 0.8%
Tele2 AB	97,708	1,318,442
Total Common Stocks (cost $112,120,558)		136,905,734
Preferred Stocks– 3.1%
Technology Hardware, Storage & Peripherals – 3.1%
Samsung Electronics Co Ltd((cost $2,776,118)	79,979	5,159,479
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $923,337)	923,245	923,337
Total Investments (total cost $136,586,234) – 99.4%		165,187,104
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		990,648
Net Assets – 100%		$166,177,752

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$63,000,750	38.1%
Switzerland	21,063,284	12.7
United Kingdom	19,445,964	11.8
France	9,195,198	5.6
Netherlands	8,018,674	4.9
Sweden	6,713,313	4.1
South Korea	5,159,479	3.1
Italy	4,590,310	2.8
Taiwan	4,060,198	2.5
Germany	3,680,673	2.2
Finland	3,508,868	2.1
Canada	3,353,148	2.0
Spain	3,339,123	2.0
Norway	2,319,457	1.4
Japan	2,179,417	1.3
Austria	1,804,855	1.1
Belgium	1,752,822	1.1
Denmark	1,312,775	0.8
Mexico	688,796	0.4

Total	$165,187,104	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$1,360	$120	$-	$923,337

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	-	38,554,991	(37,631,774)	923,337

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 1,527,427
Forward foreign currency exchange contracts, sold	2,979,438

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $10,529,845, which represents 6.3% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$22,198,554	$-
Common Stocks	136,905,734	-	-
Preferred Stocks	-	5,159,479	-
Investment Companies	-	923,337	-
Total Assets	$136,905,734	$28,281,370	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70261 05-21